Advances for Vessels Under Construction and Other Vessels' Costs	6 Months Ended
Jun. 30, 2024
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessel Under Construction and Other Vessels' Costs
5.	Advances for Vessels Under Construction and Other Vessels’ Costs

From March 2023 to April 2024, the Company, through its newly established subsidiaries named Nakaza Shipping Company Inc., Sri Lanka Shipping Company Inc., Guadeloupe Shipping Company Inc. and Saint Barth Shipping Company Inc. entered into four shipbuilding contracts with Chinese shipyards for the construction of three product/crude oil tankers of approximately 114,000 dwt each, and one product oil/chemical tanker of approximately 75,000 dwt. The newbuildings (named H1515, H1596, H1597 and H1624) have gross contract prices of $63,250, $64,845, $64,845 and $56,533, respectively, and the Company expects to take delivery of them gradually from the fourth quarter 2025 to the first quarter 2027. The shipbuilding contracts provide that the purchase price of each newbuilding will be paid in five installments, each falling at the contract signing, steel cutting, keel laying, launching, and at the delivery of each vessel.
As of December 31, 2023, the Company had paid the first installment of $9,488 for Hull 1515, according to the terms of the shipbuilding contract. In addition, interest amounting to $540 and other paid costs amounting to $1,275 were capitalized to the vessels under construction and included in Advances for Vessels Under Construction and Other Vessels’ Costs in the accompanying consolidated balance sheet as of December 31, 2023. During the six months ended June 30, 2024, the Company paid the first installments for the three Hulls H1596, H1597 and H1624, being $27,934 in aggregate, according to the terms of the shipbuilding contracts, which were capitalized in Advances for Vessels Under Construction and Other Vessels’ Costs in the accompanying unaudited interim consolidated balance sheet of June 30, 2024, along with interest amounting to $1,011 and other paid costs of $3,740 relating to the four hulls.

	June 30, 2024	December 31, 2023
Pre-delivery installments	$37,422	$9,488
Capitalized costs	6,566	1,815
Total	$43,988	$11,303